Deferred revenue (Details) $ in Thousands	3 Months Ended
Nov. 30, 2024 USD ($)
Deferred Revenue
Deferred revenue, beginning	$ 1,653
Drawdown	500
Accretion of deferred revenue	84
Revenue recognized	(915)
Deferred revenue, ending	$ 1,322